First Trust North American Energy Infrastructure Fund Average Annual Total Returns			12 Months Ended	21 Months Ended	29 Months Ended	32 Months Ended	38 Months Ended		60 Months Ended	76 Months Ended	93 Months Ended	120 Months Ended	162 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
EMLP Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.67%						17.85%			11.04%	9.07%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	17.88%	21.18%	23.27%	23.03%	22.66%	14.42%	16.08%	14.81%	14.82%	14.80%
First Trust North American Energy Infrastructure Fund
Prospectus [Line Items]
Average Annual Return, Percent			9.70%						16.46%			10.62%	8.76%
Performance Inception Date		Jun. 20, 2012
First Trust North American Energy Infrastructure Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.29%						14.83%			8.89%	7.11%
First Trust North American Energy Infrastructure Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.73%						12.42%			7.71%	6.25%

[1]	The Blended Benchmark consists of the following two indices: 50% of the PHLX Utility Sector Index, which is a market capitalization-weighted index composed of geographically diverse public U.S. utility stocks; and 50% of the Alerian MLP Total Return Index which is a float-adjusted, capitalization-weighted composite of the 27 most prominent energy MLPs.